Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits paid	₩ 2,518,669
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits paid	109,212
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	613,786
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	792,792
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	655,599
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	₩ 347,280